SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Compensation Costs Charged for Share Incentive Plan
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Cost of revenues	$37	$52	$60
Research and development expenses	129	163	180
Selling and marketing expenses	4	3	3
General and administrative expenses	29	34	38
	$199	$252	$281

Schedule of Summary Status of Share Incentive Plan
	Years Ended December 31,
	2 0 2 5		2 0 2 4		2 0 2 3
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at
the beginning of year	489,500	$0.807	501,000	$0.003	452,500	$0.003
Changes during year:
Granted (a)	100,000	$1.800	200,000	$1.972	132,000	$0.003
Exercised	(124,500)	$0.003	(181,500)	$0.003	(60,500)	$0.003
Forfeited	(26,000)	$0.003	(26,000)	$0.003	(15,000)	$0.003
Expired	-		(4,000)	$0.003	(8,000)	$0.003

Options outstanding at the end of year	453,000	$1.269	489,500	$0.807	501,000	$0.003

Options exercisable at the end of year	36,000	$0.003	21,000	$0.003	30,000	$0.003

Weighted average grant date fair value of options granted during the year (b)		$0.15		$0.09		$1.28

Schedule of Fair Value of Stock Option Granted to Black-Scholes Option Pricing Model
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Dividend yield	10.95%	12.31%	10.48%
Expected volatility*	24.63%	25.79%	51%
Average risk-free interest rate	3.98%	4.14%	4.53%
Expected average term - in years	3.88	3.88	3.88

* Volatility is based on the historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.

Schedule of Information about Outstanding Options and Exercisable Options
	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 2 5	life	price	2 0 2 5	life	price
		Years			Years

$0.003 - 1.972	453,000	3.19	$1.269	36,000	1.89	$0.003